Statements of Comprehensive Income ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations | ₪	₪ 71,913		₪ 18,777	₪ 7,794
Marketing, general and administrative | ₪	5,154		4,879	4,106
Total operating expenses | ₪	77,067		23,656	11,900
Operating loss | ₪	(77,067)		(23,656)	(11,900)
Financial income | ₪	2,936		18	3,019
Financial expense | ₪	(13,596)		(10,913)	(303)
Loss | ₪	(87,727)		(34,551)	(9,184)
Items to be reclassified to profit or loss in subsequent periods:
Loss from available-for-sale marketable securities | ₪			(6)	(6)
Total comprehensive loss | ₪	₪ (87,727)		₪ (34,557)	₪ (9,190)
Basic and diluted loss per share | ₪ / shares	₪ (0.34)		₪ (0.17)	₪ (0.07)
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	261,419,599	261,419,599	201,030,768	135,097,367
USD
Operating expenses:
Research and development, net of participations | $		$ 19,187
Marketing, general and administrative | $		1,375
Total operating expenses | $		20,562
Operating loss | $		(20,562)
Financial income | $		783
Financial expense | $		(3,628)
Loss | $		(23,407)
Items to be reclassified to profit or loss in subsequent periods:
Loss from available-for-sale marketable securities | $
Total comprehensive loss | $		$ (23,407)
Basic and diluted loss per share | $ / shares		$ (0.09)
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	261,419,599	261,419,599